Accounts Payable, Accrued Expenses and Other (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts payable, accrued expenses and other
Accounts payable, accrued expenses and other were as follows:

	December 31,
	2018	2017
	(in millions)
Accrued employee compensation and benefits	$532	$502
Accounts payable	283	282
Insurance reserves, current	199	189
Other accrued expenses(1)	516	443
	$1,530	$1,416

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(1)	Includes deposit liabilities related to hotel operations and application fees, taxes, interest and other accrued balances.